THE MATTERHORN GROWTH FUND, INC.

                       Supplement Dated September 17, 2001
                      To Prospectus Dated October 27, 2000


EFFECTIVE IMMEDIATELY, THE WIRING INSTRUCTIONS AND MAILING ADDRESS FOR THE MATTERHORN GROWTH FUND, INC. WILL BE CHANGED. THE WIRING INSTRUCTIONS ON PAGE 7 ARE REPLACED WITH THE FOLLOWING:

WIRE INSTRUCTIONS:
First National Bank of Omaha
Omaha, NE
ABA# 104000016
Account Number 11288109
For further credit to Matterhorn Growth Fund, Inc.
         (Account Registration)

NEW MAILING ADDRESS:
Matterhorn Growth Fund, Inc.
c/o American Data Services, Inc.
Post Office Box 542007
Omaha, NE 68154-1952

NEW OVERNIGHT MAILING ADDRESS:
Matterhorn Growth Fund, Inc.
c/o American Data Services, Inc.
14707 California Street, Suite 5
Omaha, NE 68154-1952